CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 157	$ 25,987	$ 23,851
Costs of goods sold	0	28,557	35,127
Gross profit	157	(2,570)	(11,276)
Operating expenses:
Research and development	11,553	11,335	11,082
Selling, general, and administrative	10,974	15,427	20,789
Restructuring costs	0	0	685
Total operating expenses	22,527	26,762	32,556
Loss from operations	(22,370)	(29,332)	(43,832)
Gain upon extinguishment of Payroll Protection Program Loan	0	1,528	0
Interest, net	(87)	(1,414)	(878)
Non-operating income (expenses)	5,566	19	(126)
Loss before income taxes	(16,891)	(29,199)	(44,836)
Income taxes	0	0	0
Net loss	$ (16,891)	$ (29,199)	$ (44,836)
Earnings Per Share, Basic	$ (0.37)	$ (0.78)	$ (1.32)
Earnings Per Share, Diluted	$ (0.37)	$ (0.78)	$ (1.32)
Weighted Average Number of Shares Outstanding, Basic	45,997,525	37,475,763	33,882,406
Weighted Average Number of Shares Outstanding, Diluted	45,997,525	37,475,763	33,882,406
Anti-dilutive stock options, restricted stock units, performance stock units, and common stock warrants	15,960,659	6,001,405	5,552,418